Document And Entity Information	Jun. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	Talis Biomedical Corp
Entity Central Index Key	0001584751
Entity Emerging Growth Company	true
Securities Act File Number	001-40047
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3122255
Entity Address, Address Line One	1100 Island Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	433-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TLIS
Security Exchange Name	NASDAQ